Shareholder Report, Holdings (Details)	Jun. 30, 2026
C000002785 [Member]
Holdings [Line Items]
Percent of Net Asset Value	47.50%
C000002785 [Member] | DBS Group Holdings Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000002785 [Member] | Tencent Holdings Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000002785 [Member] | Samsung Electronics Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000002785 [Member] | SK Hynix Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000002785 [Member] | Taiwan Semiconductor Manufacturing Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000002785 [Member] | NAURA Technology Group Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000002785 [Member] | MediaTek Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000002785 [Member] | Delta Electronics Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000002785 [Member] | Elite Material Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000002785 [Member] | SK Square Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000002785 [Member] | Other Countries [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000002785 [Member] | China Hong Kong [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.10%
C000002785 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000002785 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	54.60%
C000002785 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000002785 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.60%
C000002785 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000002785 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000002785 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000002785 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000002785 [Member] | Cash and Other Assets Less Liabilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000002785 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000002785 [Member] | THAILAND
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000002785 [Member] | SINGAPORE
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000002785 [Member] | MALAYSIA
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000002785 [Member] | INDIA
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000002785 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	26.20%
C000002785 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	28.50%
C000002785 [Member] | Cash and Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000093221 [Member]
Holdings [Line Items]
Percent of Net Asset Value	47.50%
C000093221 [Member] | DBS Group Holdings Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000093221 [Member] | Tencent Holdings Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000093221 [Member] | Samsung Electronics Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000093221 [Member] | SK Hynix Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000093221 [Member] | Taiwan Semiconductor Manufacturing Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000093221 [Member] | NAURA Technology Group Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000093221 [Member] | MediaTek Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000093221 [Member] | Delta Electronics Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000093221 [Member] | Elite Material Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000093221 [Member] | SK Square Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000093221 [Member] | Other Countries [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000093221 [Member] | China Hong Kong [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.10%
C000093221 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000093221 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	54.60%
C000093221 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000093221 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.60%
C000093221 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000093221 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000093221 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000093221 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000093221 [Member] | Cash and Other Assets Less Liabilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000093221 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000093221 [Member] | THAILAND
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000093221 [Member] | SINGAPORE
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000093221 [Member] | MALAYSIA
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000093221 [Member] | INDIA
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000093221 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	26.20%
C000093221 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	28.50%
C000093221 [Member] | Cash and Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000093224 [Member]
Holdings [Line Items]
Percent of Net Asset Value	42.80%
C000093224 [Member] | Tencent Holdings Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000093224 [Member] | Alibaba Group Holding Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000093224 [Member] | Jiangsu Zhongtian Technology Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000093224 [Member] | Kingboard Holdings Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000093224 [Member] | China International Capital Corp Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000093224 [Member] | Ping An Insurance Group Co of China Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000093224 [Member] | Meituan [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000093224 [Member] | China Merchants Securities Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000093224 [Member] | China Life Insurance Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000093224 [Member] | Montage Technology Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000093224 [Member] | China Hong Kong [Member]
Holdings [Line Items]
Percent of Net Asset Value	98.80%
C000093224 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.40%
C000093224 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.80%
C000093224 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.30%
C000093224 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.60%
C000093224 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000093224 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000093224 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000093224 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000093224 [Member] | Cash and Other Assets Less Liabilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000093224 [Member] | Cash and Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000002790 [Member]
Holdings [Line Items]
Percent of Net Asset Value	42.80%
C000002790 [Member] | Tencent Holdings Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000002790 [Member] | Alibaba Group Holding Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000002790 [Member] | Jiangsu Zhongtian Technology Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000002790 [Member] | Kingboard Holdings Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000002790 [Member] | China International Capital Corp Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000002790 [Member] | Ping An Insurance Group Co of China Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000002790 [Member] | Meituan [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000002790 [Member] | China Merchants Securities Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000002790 [Member] | China Life Insurance Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000002790 [Member] | Montage Technology Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000002790 [Member] | China Hong Kong [Member]
Holdings [Line Items]
Percent of Net Asset Value	98.80%
C000002790 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.40%
C000002790 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.80%
C000002790 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.30%
C000002790 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.60%
C000002790 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000002790 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000002790 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000002790 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000002790 [Member] | Cash and Other Assets Less Liabilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000002790 [Member] | Cash and Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000002791 [Member]
Holdings [Line Items]
Percent of Net Asset Value	36.50%
C000002791 [Member] | Panasonic Holdings Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000002791 [Member] | Shin Etsu Chemical Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000002791 [Member] | Hitachi Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000002791 [Member] | Sony Group Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000002791 [Member] | Kioxia Holdings Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000002791 [Member] | Sumitomo Mitsui Financial Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000002791 [Member] | Recruit Holdings Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000002791 [Member] | Advantest Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000002791 [Member] | Mitsubishi UFJ Financial Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000002791 [Member] | Tokyo Electron Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000002791 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.30%
C000002791 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.00%
C000002791 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.30%
C000002791 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.90%
C000002791 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000002791 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000002791 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000002791 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000002791 [Member] | Cash and Other Assets Less Liabilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000002791 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000002791 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000002791 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	98.70%
C000002791 [Member] | Cash and Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000093225 [Member]
Holdings [Line Items]
Percent of Net Asset Value	36.50%
C000093225 [Member] | Panasonic Holdings Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000093225 [Member] | Shin Etsu Chemical Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000093225 [Member] | Hitachi Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000093225 [Member] | Sony Group Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000093225 [Member] | Kioxia Holdings Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000093225 [Member] | Sumitomo Mitsui Financial Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000093225 [Member] | Recruit Holdings Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000093225 [Member] | Advantest Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000093225 [Member] | Mitsubishi UFJ Financial Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000093225 [Member] | Tokyo Electron Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000093225 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.30%
C000093225 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.00%
C000093225 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.30%
C000093225 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.90%
C000093225 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000093225 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000093225 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000093225 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000093225 [Member] | Cash and Other Assets Less Liabilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000093225 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000093225 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000093225 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	98.70%
C000093225 [Member] | Cash and Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000093226 [Member]
Holdings [Line Items]
Percent of Net Asset Value	36.70%
C000093226 [Member] | Samsung Electronics Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000093226 [Member] | Samsung Electro Mechanics Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000093226 [Member] | SK Hynix Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000093226 [Member] | United Microelectronics Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000093226 [Member] | Taiwan Semiconductor Manufacturing Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000093226 [Member] | NAURA Technology Group Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000093226 [Member] | MTAR Technologies Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000093226 [Member] | Unimicron Technology Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000093226 [Member] | MediaTek Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000093226 [Member] | WNC Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000093226 [Member] | China Hong Kong [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.70%
C000093226 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.70%
C000093226 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	62.30%
C000093226 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000093226 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000093226 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000093226 [Member] | Cash and Other Assets Less Liabilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000093226 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000093226 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000093226 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000093226 [Member] | INDIA
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000093226 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	20.00%
C000093226 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	37.50%
C000093226 [Member] | Cash and Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000002792 [Member]
Holdings [Line Items]
Percent of Net Asset Value	36.70%
C000002792 [Member] | Samsung Electronics Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000002792 [Member] | Samsung Electro Mechanics Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000002792 [Member] | SK Hynix Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000002792 [Member] | United Microelectronics Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000002792 [Member] | Taiwan Semiconductor Manufacturing Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000002792 [Member] | NAURA Technology Group Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000002792 [Member] | MTAR Technologies Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000002792 [Member] | Unimicron Technology Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000002792 [Member] | MediaTek Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000002792 [Member] | WNC Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000002792 [Member] | China Hong Kong [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.70%
C000002792 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.70%
C000002792 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	62.30%
C000002792 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000002792 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000002792 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000002792 [Member] | Cash and Other Assets Less Liabilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000002792 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000002792 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000002792 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000002792 [Member] | INDIA
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000002792 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	20.00%
C000002792 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	37.50%
C000002792 [Member] | Cash and Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000002793 [Member]
Holdings [Line Items]
Percent of Net Asset Value	34.50%
C000002793 [Member] | Samsung Electronics Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000002793 [Member] | Samsung Electro Mechanics Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000002793 [Member] | SK Hynix Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000002793 [Member] | Taiwan Semiconductor Manufacturing Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000002793 [Member] | NAURA Technology Group Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000002793 [Member] | MTAR Technologies Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000002793 [Member] | Unimicron Technology Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000002793 [Member] | Kaori Heat Treatment Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000002793 [Member] | Advanced Micro Fabrication Equipment Inc China [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000002793 [Member] | Delta Electronics Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000002793 [Member] | China Hong Kong [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.50%
C000002793 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.50%
C000002793 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	56.60%
C000002793 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000002793 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000002793 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000002793 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000002793 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000002793 [Member] | Cash and Other Assets Less Liabilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.20%
C000002793 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000002793 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000002793 [Member] | INDIA
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000002793 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	21.50%
C000002793 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	29.20%
C000002793 [Member] | Cash and Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.20%
C000093227 [Member]
Holdings [Line Items]
Percent of Net Asset Value	34.50%
C000093227 [Member] | Samsung Electronics Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000093227 [Member] | Samsung Electro Mechanics Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000093227 [Member] | SK Hynix Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000093227 [Member] | Taiwan Semiconductor Manufacturing Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000093227 [Member] | NAURA Technology Group Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000093227 [Member] | MTAR Technologies Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000093227 [Member] | Unimicron Technology Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000093227 [Member] | Kaori Heat Treatment Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000093227 [Member] | Advanced Micro Fabrication Equipment Inc China [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000093227 [Member] | Delta Electronics Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000093227 [Member] | China Hong Kong [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.50%
C000093227 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.50%
C000093227 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	56.60%
C000093227 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000093227 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000093227 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000093227 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000093227 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000093227 [Member] | Cash and Other Assets Less Liabilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.20%
C000093227 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000093227 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000093227 [Member] | INDIA
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000093227 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	21.50%
C000093227 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	29.20%
C000093227 [Member] | Cash and Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.20%
C000093228 [Member]
Holdings [Line Items]
Percent of Net Asset Value	47.60%
C000093228 [Member] | HDFC Bank Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000093228 [Member] | Eternal Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000093228 [Member] | ICICI Bank Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000093228 [Member] | Reliance Industries Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000093228 [Member] | Neuland Laboratories Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000093228 [Member] | Bajaj Finance Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000093228 [Member] | Bharti Airtel Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000093228 [Member] | Shriram Finance Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000093228 [Member] | Axis Bank Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000093228 [Member] | Kotak Mahindra Bank Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000093228 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000093228 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000093228 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.40%
C000093228 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	39.50%
C000093228 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000093228 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000093228 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000093228 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000093228 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000093228 [Member] | Liabilities in Excess of Cash and Other Assets Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	(4.40%)
C000093228 [Member] | INDIA
Holdings [Line Items]
Percent of Net Asset Value	104.40%
C000093228 [Member] | Liabilities in Excess of Cash and Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(4.40%)
C000002794 [Member]
Holdings [Line Items]
Percent of Net Asset Value	47.60%
C000002794 [Member] | HDFC Bank Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000002794 [Member] | Eternal Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000002794 [Member] | ICICI Bank Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000002794 [Member] | Reliance Industries Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000002794 [Member] | Neuland Laboratories Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000002794 [Member] | Bajaj Finance Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000002794 [Member] | Bharti Airtel Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000002794 [Member] | Shriram Finance Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000002794 [Member] | Axis Bank Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000002794 [Member] | Kotak Mahindra Bank Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000002794 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000002794 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000002794 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.40%
C000002794 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	39.50%
C000002794 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000002794 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000002794 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000002794 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000002794 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000002794 [Member] | Liabilities in Excess of Cash and Other Assets Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	(4.40%)
C000002794 [Member] | INDIA
Holdings [Line Items]
Percent of Net Asset Value	104.40%
C000002794 [Member] | Liabilities in Excess of Cash and Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(4.40%)
C000038018 [Member]
Holdings [Line Items]
Percent of Net Asset Value	42.70%
C000038018 [Member] | DBS Group Holdings Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000038018 [Member] | Tencent Holdings Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000038018 [Member] | Mitsubishi UFJ Financial Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000038018 [Member] | Tokyo Electron Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000038018 [Member] | Samsung Electronics Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000038018 [Member] | Taiwan Semiconductor Manufacturing Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C000038018 [Member] | Sumitomo Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000038018 [Member] | SK Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000038018 [Member] | ORIX Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000038018 [Member] | Hana Financial Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000038018 [Member] | Other Countries [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000038018 [Member] | China Hong Kong [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.50%
C000038018 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.40%
C000038018 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.80%
C000038018 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000038018 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.80%
C000038018 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000038018 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000038018 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000038018 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000038018 [Member] | Cash and Other Assets Less Liabilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000038018 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000038018 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000038018 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000038018 [Member] | SINGAPORE
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000038018 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	21.80%
C000038018 [Member] | INDIA
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000038018 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	19.60%
C000038018 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	17.80%
C000038018 [Member] | AUSTRALIA
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000038018 [Member] | Cash and Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000093229 [Member]
Holdings [Line Items]
Percent of Net Asset Value	42.70%
C000093229 [Member] | DBS Group Holdings Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000093229 [Member] | Tencent Holdings Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000093229 [Member] | Mitsubishi UFJ Financial Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000093229 [Member] | Tokyo Electron Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000093229 [Member] | Samsung Electronics Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000093229 [Member] | Taiwan Semiconductor Manufacturing Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C000093229 [Member] | Sumitomo Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000093229 [Member] | SK Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000093229 [Member] | ORIX Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000093229 [Member] | Hana Financial Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000093229 [Member] | Other Countries [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000093229 [Member] | China Hong Kong [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.50%
C000093229 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.40%
C000093229 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.80%
C000093229 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000093229 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.80%
C000093229 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000093229 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000093229 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000093229 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000093229 [Member] | Cash and Other Assets Less Liabilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000093229 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000093229 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000093229 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000093229 [Member] | SINGAPORE
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000093229 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	21.80%
C000093229 [Member] | INDIA
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000093229 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	19.60%
C000093229 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	17.80%
C000093229 [Member] | AUSTRALIA
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000093229 [Member] | Cash and Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000093230 [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.60%
C000093230 [Member] | Bandhan Bank Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000093230 [Member] | Eugene Technology Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000093230 [Member] | Elite Material Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000093230 [Member] | Hugel Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000093230 [Member] | Legend Biotech Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000093230 [Member] | Gold Circuit Electronics Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000093230 [Member] | Cartrade Tech Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000093230 [Member] | Astor Transformator Enerji Turizm Insaat Ve Petrol Sanayi Ticaret AS [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000093230 [Member] | Radico Khaitan Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000093230 [Member] | HD Hyundai Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000093230 [Member] | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000093230 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.30%
C000093230 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.40%
C000093230 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.80%
C000093230 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.70%
C000093230 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000093230 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000093230 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000093230 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000093230 [Member] | Cash and Other Assets Less Liabilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000093230 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000093230 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000093230 [Member] | INDIA
Holdings [Line Items]
Percent of Net Asset Value	23.70%
C000093230 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	14.10%
C000093230 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	25.60%
C000093230 [Member] | CYPRUS
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000093230 [Member] | GREECE
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000093230 [Member] | HONG KONG
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000093230 [Member] | VIET NAM
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000093230 [Member] | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000093230 [Member] | CHINA
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000093230 [Member] | TÜRKIYE
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000093230 [Member] | Cash and Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000068052 [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.60%
C000068052 [Member] | Bandhan Bank Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000068052 [Member] | Eugene Technology Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000068052 [Member] | Elite Material Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000068052 [Member] | Hugel Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000068052 [Member] | Legend Biotech Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000068052 [Member] | Gold Circuit Electronics Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000068052 [Member] | Cartrade Tech Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000068052 [Member] | Astor Transformator Enerji Turizm Insaat Ve Petrol Sanayi Ticaret AS [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000068052 [Member] | Radico Khaitan Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000068052 [Member] | HD Hyundai Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000068052 [Member] | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000068052 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.30%
C000068052 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.40%
C000068052 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.80%
C000068052 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.70%
C000068052 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000068052 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000068052 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000068052 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000068052 [Member] | Cash and Other Assets Less Liabilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000068052 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000068052 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000068052 [Member] | INDIA
Holdings [Line Items]
Percent of Net Asset Value	23.70%
C000068052 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	14.10%
C000068052 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	25.60%
C000068052 [Member] | CYPRUS
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000068052 [Member] | GREECE
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000068052 [Member] | HONG KONG
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000068052 [Member] | VIET NAM
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000068052 [Member] | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000068052 [Member] | CHINA
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000068052 [Member] | TÜRKIYE
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000068052 [Member] | Cash and Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000101279 [Member]
Holdings [Line Items]
Percent of Net Asset Value	44.70%
C000101279 [Member] | Time Interconnect Technology Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000101279 [Member] | Hongfa Technology Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000101279 [Member] | Wuxi NCE Power Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000101279 [Member] | ASMPT Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000101279 [Member] | Beijing Huafeng Test And Control Technology Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000101279 [Member] | Yantai Jereh Oilfield Services Group Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000101279 [Member] | Kingboard Laminates Holdings Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000101279 [Member] | Acter Technology Integration Group Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000101279 [Member] | ACM Research Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000101279 [Member] | Jiangsu Boqian New Materials Stock Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000101279 [Member] | China Hong Kong [Member]
Holdings [Line Items]
Percent of Net Asset Value	74.80%
C000101279 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.50%
C000101279 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	47.50%
C000101279 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000101279 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000101279 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000101279 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000101279 [Member] | Cash and Other Assets Less Liabilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000101279 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000101279 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000101279 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000101279 [Member] | Cash and Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000195803 [Member]
Holdings [Line Items]
Percent of Net Asset Value	44.70%
C000195803 [Member] | Time Interconnect Technology Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000195803 [Member] | Hongfa Technology Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000195803 [Member] | Wuxi NCE Power Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000195803 [Member] | ASMPT Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000195803 [Member] | Beijing Huafeng Test And Control Technology Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000195803 [Member] | Yantai Jereh Oilfield Services Group Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000195803 [Member] | Kingboard Laminates Holdings Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000195803 [Member] | Acter Technology Integration Group Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000195803 [Member] | ACM Research Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000195803 [Member] | Jiangsu Boqian New Materials Stock Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000195803 [Member] | China Hong Kong [Member]
Holdings [Line Items]
Percent of Net Asset Value	74.80%
C000195803 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.50%
C000195803 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	47.50%
C000195803 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000195803 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000195803 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000195803 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000195803 [Member] | Cash and Other Assets Less Liabilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000195803 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000195803 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000195803 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000195803 [Member] | Cash and Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000154926 [Member]
Holdings [Line Items]
Percent of Net Asset Value	50.60%
C000154926 [Member] | Samsung Electronics Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000154926 [Member] | Taiwan Semiconductor Manufacturing Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000154926 [Member] | Bandhan Bank Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000154926 [Member] | Eugene Technology Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000154926 [Member] | Elite Material Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000154926 [Member] | SK Square Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000154926 [Member] | Micron Technology Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000154926 [Member] | Marico Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000154926 [Member] | HD Hyundai Electric Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000154926 [Member] | Contemporary Amperex Technology Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000154926 [Member] | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000154926 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.20%
C000154926 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	39.70%
C000154926 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000154926 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.20%
C000154926 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000154926 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000154926 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000154926 [Member] | Cash and Other Assets Less Liabilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000154926 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000154926 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000154926 [Member] | INDIA
Holdings [Line Items]
Percent of Net Asset Value	16.20%
C000154926 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	25.60%
C000154926 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	18.60%
C000154926 [Member] | GREECE
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000154926 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000154926 [Member] | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000154926 [Member] | CHINA
Holdings [Line Items]
Percent of Net Asset Value	14.20%
C000154926 [Member] | HUNGARY
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000154926 [Member] | ROMANIA
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000154926 [Member] | TÜRKIYE
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000154926 [Member] | Cash and Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000154925 [Member]
Holdings [Line Items]
Percent of Net Asset Value	50.60%
C000154925 [Member] | Samsung Electronics Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000154925 [Member] | Taiwan Semiconductor Manufacturing Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000154925 [Member] | Bandhan Bank Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000154925 [Member] | Eugene Technology Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000154925 [Member] | Elite Material Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000154925 [Member] | SK Square Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000154925 [Member] | Micron Technology Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000154925 [Member] | Marico Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000154925 [Member] | HD Hyundai Electric Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000154925 [Member] | Contemporary Amperex Technology Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000154925 [Member] | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000154925 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.20%
C000154925 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	39.70%
C000154925 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000154925 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.20%
C000154925 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000154925 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000154925 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000154925 [Member] | Cash and Other Assets Less Liabilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000154925 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000154925 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000154925 [Member] | INDIA
Holdings [Line Items]
Percent of Net Asset Value	16.20%
C000154925 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	25.60%
C000154925 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	18.60%
C000154925 [Member] | GREECE
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000154925 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000154925 [Member] | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000154925 [Member] | CHINA
Holdings [Line Items]
Percent of Net Asset Value	14.20%
C000154925 [Member] | HUNGARY
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000154925 [Member] | ROMANIA
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000154925 [Member] | TÜRKIYE
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000154925 [Member] | Cash and Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000219129 [Member]
Holdings [Line Items]
Percent of Net Asset Value	50.60%
C000219129 [Member] | Tencent Holdings Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000219129 [Member] | Samsung Electronics Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000219129 [Member] | Samsung Electro Mechanics Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000219129 [Member] | SK Hynix Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000219129 [Member] | Taiwan Semiconductor Manufacturing Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.80%
C000219129 [Member] | MediaTek Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000219129 [Member] | Elite Material Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000219129 [Member] | SK Square Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000219129 [Member] | Samsung Fire And Marine Insurance Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000219129 [Member] | Itau Unibanco Holding SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000219129 [Member] | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000219129 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000219129 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	44.20%
C000219129 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000219129 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.00%
C000219129 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000219129 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000219129 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000219129 [Member] | Cash and Other Assets Less Liabilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000219129 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000219129 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000219129 [Member] | INDIA
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000219129 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	34.90%
C000219129 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	25.60%
C000219129 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000219129 [Member] | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000219129 [Member] | CHINA
Holdings [Line Items]
Percent of Net Asset Value	14.70%
C000219129 [Member] | SOUTH AFRICA
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000219129 [Member] | PERU
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000219129 [Member] | MEXICO
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000219129 [Member] | CHILE
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000219129 [Member] | Cash and Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000219130 [Member]
Holdings [Line Items]
Percent of Net Asset Value	50.60%
C000219130 [Member] | Tencent Holdings Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000219130 [Member] | Samsung Electronics Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000219130 [Member] | Samsung Electro Mechanics Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000219130 [Member] | SK Hynix Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000219130 [Member] | Taiwan Semiconductor Manufacturing Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.80%
C000219130 [Member] | MediaTek Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000219130 [Member] | Elite Material Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000219130 [Member] | SK Square Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000219130 [Member] | Samsung Fire And Marine Insurance Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000219130 [Member] | Itau Unibanco Holding SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000219130 [Member] | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000219130 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000219130 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	44.20%
C000219130 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000219130 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.00%
C000219130 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000219130 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000219130 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000219130 [Member] | Cash and Other Assets Less Liabilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000219130 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000219130 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000219130 [Member] | INDIA
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000219130 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	34.90%
C000219130 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	25.60%
C000219130 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000219130 [Member] | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000219130 [Member] | CHINA
Holdings [Line Items]
Percent of Net Asset Value	14.70%
C000219130 [Member] | SOUTH AFRICA
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000219130 [Member] | PERU
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000219130 [Member] | MEXICO
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000219130 [Member] | CHILE
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000219130 [Member] | Cash and Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000236790 [Member]
Holdings [Line Items]
Percent of Net Asset Value	45.20%	[1]
C000236790 [Member] | Tencent Holdings Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%	[1]
C000236790 [Member] | Alibaba Group Holding Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%	[1]
C000236790 [Member] | Samsung Electronics Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%	[1]
C000236790 [Member] | Samsung Electro Mechanics Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%	[1]
C000236790 [Member] | SK Hynix Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%	[1]
C000236790 [Member] | Taiwan Semiconductor Manufacturing Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.80%	[1]
C000236790 [Member] | Elite Material Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[1]
C000236790 [Member] | SK Square Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%	[1]
C000236790 [Member] | Itau Unibanco Holding SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%	[1]
C000236790 [Member] | Korea Investment Holdings Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[1]
C000236790 [Member] | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000236790 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.20%
C000236790 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	38.50%
C000236790 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000236790 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.60%
C000236790 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000236790 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000236790 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000236790 [Member] | Cash and Other Assets Less Liabilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000236790 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000236790 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000236790 [Member] | INDIA
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000236790 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	30.90%
C000236790 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	24.20%
C000236790 [Member] | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000236790 [Member] | CHINA
Holdings [Line Items]
Percent of Net Asset Value	17.60%
C000236790 [Member] | SOUTH AFRICA
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000236790 [Member] | PERU
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000236790 [Member] | MEXICO
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000236790 [Member] | CHILE
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000236790 [Member] | Cash and Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000236791 [Member]
Holdings [Line Items]
Percent of Net Asset Value	35.00%	[2]
C000236791 [Member] | Samsung Electronics Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%	[2]
C000236791 [Member] | Samsung Electro Mechanics Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%	[2]
C000236791 [Member] | SK Hynix Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%	[2]
C000236791 [Member] | United Microelectronics Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%	[2]
C000236791 [Member] | Taiwan Semiconductor Manufacturing Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%	[2]
C000236791 [Member] | NAURA Technology Group Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[2]
C000236791 [Member] | MTAR Technologies Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%	[2]
C000236791 [Member] | Unimicron Technology Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[2]
C000236791 [Member] | WNC Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%	[2]
C000236791 [Member] | Advanced Micro Fabrication Equipment Inc China [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%	[2]
C000236791 [Member] | China Hong Kong [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.90%
C000236791 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.60%
C000236791 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	57.40%
C000236791 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000236791 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000236791 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000236791 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000236791 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000236791 [Member] | Cash and Other Assets Less Liabilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.90%
C000236791 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000236791 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000236791 [Member] | INDIA
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000236791 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	20.80%
C000236791 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	32.90%
C000236791 [Member] | Cash and Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.90%
C000236792 [Member]
Holdings [Line Items]
Percent of Net Asset Value	42.70%	[3]
C000236792 [Member] | Tencent Holdings Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.10%	[3]
C000236792 [Member] | Alibaba Group Holding Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%	[3]
C000236792 [Member] | Jiangsu Zhongtian Technology Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%	[3]
C000236792 [Member] | Kingboard Holdings Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%	[3]
C000236792 [Member] | China International Capital Corp Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%	[3]
C000236792 [Member] | Ping An Insurance Group Co of China Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%	[3]
C000236792 [Member] | Meituan [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%	[3]
C000236792 [Member] | China Merchants Securities Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%	[3]
C000236792 [Member] | China Life Insurance Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[3]
C000236792 [Member] | Montage Technology Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%	[3]
C000236792 [Member] | China Hong Kong [Member]
Holdings [Line Items]
Percent of Net Asset Value	98.10%
C000236792 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.30%
C000236792 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.40%
C000236792 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.20%
C000236792 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.20%
C000236792 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000236792 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000236792 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000236792 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000236792 [Member] | Cash and Other Assets Less Liabilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000236792 [Member] | Cash and Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000240350 [Member]
Holdings [Line Items]
Percent of Net Asset Value	44.60%	[4]
C000240350 [Member] | Samsung Electronics Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.80%	[4]
C000240350 [Member] | SK Hynix Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%	[4]
C000240350 [Member] | Taiwan Semiconductor Manufacturing Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.10%	[4]
C000240350 [Member] | MediaTek Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%	[4]
C000240350 [Member] | Elite Material Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%	[4]
C000240350 [Member] | SK Square Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%	[4]
C000240350 [Member] | Accton Technology Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%	[4]
C000240350 [Member] | Freeport McMoRan Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%	[4]
C000240350 [Member] | Hon Hai Precision Industry Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%	[4]
C000240350 [Member] | ASE Technology Holding Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%	[4]
C000240350 [Member] | Other Countries [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000240350 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000240350 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	44.90%
C000240350 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000240350 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.50%
C000240350 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000240350 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000240350 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000240350 [Member] | Cash and Other Assets Less Liabilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000240350 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000240350 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000240350 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000240350 [Member] | THAILAND
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000240350 [Member] | MALAYSIA
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000240350 [Member] | INDIA
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000240350 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	30.70%
C000240350 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	28.30%
C000240350 [Member] | VIET NAM
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000240350 [Member] | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000240350 [Member] | SOUTH AFRICA
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000240350 [Member] | PERU
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000240350 [Member] | PHILIPPINES
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000240350 [Member] | Cash and Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000241856 [Member]
Holdings [Line Items]
Percent of Net Asset Value	52.90%	[5]
C000241856 [Member] | Samsung Electronics Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.20%	[5]
C000241856 [Member] | Samsung Electro Mechanics Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%	[5]
C000241856 [Member] | SK Hynix Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%	[5]
C000241856 [Member] | SK Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%	[5]
C000241856 [Member] | Hana Financial Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%	[5]
C000241856 [Member] | SK Square Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%	[5]
C000241856 [Member] | PSK Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%	[5]
C000241856 [Member] | KB Financial Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%	[5]
C000241856 [Member] | Samsung C And T Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%	[5]
C000241856 [Member] | Samsung Electronics Co Ltd Pfd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%	[5]
C000241856 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.10%
C000241856 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	46.00%
C000241856 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000241856 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000241856 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000241856 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000241856 [Member] | Cash and Other Assets Less Liabilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000241856 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000241856 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000241856 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	94.90%
C000241856 [Member] | Cash and Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000245019 [Member]
Holdings [Line Items]
Percent of Net Asset Value	53.20%	[6]
C000245019 [Member] | Samsung Electronics Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%	[6]
C000245019 [Member] | Taiwan Semiconductor Manufacturing Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.60%	[6]
C000245019 [Member] | Bandhan Bank Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%	[6]
C000245019 [Member] | Eugene Technology Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%	[6]
C000245019 [Member] | Elite Material Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%	[6]
C000245019 [Member] | SK Square Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%	[6]
C000245019 [Member] | Micron Technology Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%	[6]
C000245019 [Member] | Marico Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%	[6]
C000245019 [Member] | HD Hyundai Electric Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[6]
C000245019 [Member] | Lam Research Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%	[6]
C000245019 [Member] | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000245019 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.80%
C000245019 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	42.90%
C000245019 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000245019 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.50%
C000245019 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000245019 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000245019 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000245019 [Member] | Cash and Other Assets Less Liabilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000245019 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000245019 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000245019 [Member] | INDIA
Holdings [Line Items]
Percent of Net Asset Value	16.90%
C000245019 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	25.30%
C000245019 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	20.50%
C000245019 [Member] | GREECE
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000245019 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000245019 [Member] | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000245019 [Member] | CHINA
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C000245019 [Member] | ROMANIA
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000245019 [Member] | POLAND
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000245019 [Member] | TÜRKIYE
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000245019 [Member] | Cash and Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000245020 [Member]
Holdings [Line Items]
Percent of Net Asset Value	47.40%	[7]
C000245020 [Member] | DBS Group Holdings Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%	[7]
C000245020 [Member] | Tencent Holdings Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%	[7]
C000245020 [Member] | Samsung Electronics Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.20%	[7]
C000245020 [Member] | SK Hynix Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%	[7]
C000245020 [Member] | Taiwan Semiconductor Manufacturing Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.00%	[7]
C000245020 [Member] | NAURA Technology Group Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%	[7]
C000245020 [Member] | Delta Electronics Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%	[7]
C000245020 [Member] | Elite Material Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%	[7]
C000245020 [Member] | SK Square Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%	[7]
C000245020 [Member] | China Construction Bank Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%	[7]
C000245020 [Member] | Other Countries [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000245020 [Member] | China Hong Kong [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.40%
C000245020 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000245020 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	54.10%
C000245020 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000245020 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.30%
C000245020 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000245020 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000245020 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000245020 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000245020 [Member] | Cash and Other Assets Less Liabilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000245020 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000245020 [Member] | THAILAND
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000245020 [Member] | SINGAPORE
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000245020 [Member] | MALAYSIA
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000245020 [Member] | INDIA
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000245020 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	26.10%
C000245020 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	27.70%
C000245020 [Member] | Cash and Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000245021 [Member]
Holdings [Line Items]
Percent of Net Asset Value	47.50%	[8]
C000245021 [Member] | HDFC Bank Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%	[8]
C000245021 [Member] | Eternal Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%	[8]
C000245021 [Member] | ICICI Bank Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%	[8]
C000245021 [Member] | Reliance Industries Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%	[8]
C000245021 [Member] | Neuland Laboratories Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%	[8]
C000245021 [Member] | Bajaj Finance Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%	[8]
C000245021 [Member] | Bharti Airtel Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%	[8]
C000245021 [Member] | Shriram Finance Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%	[8]
C000245021 [Member] | Axis Bank Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%	[8]
C000245021 [Member] | Thanga Mayil Jewellery Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%	[8]
C000245021 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000245021 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000245021 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.20%
C000245021 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	35.40%
C000245021 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000245021 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000245021 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000245021 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000245021 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000245021 [Member] | Liabilities in Excess of Cash and Other Assets Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.60%)
C000245021 [Member] | INDIA
Holdings [Line Items]
Percent of Net Asset Value	101.60%
C000245021 [Member] | Liabilities in Excess of Cash and Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.60%)
C000245022 [Member]
Holdings [Line Items]
Percent of Net Asset Value	35.90%	[9]
C000245022 [Member] | Panasonic Holdings Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%	[9]
C000245022 [Member] | Shin Etsu Chemical Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%	[9]
C000245022 [Member] | Hitachi Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%	[9]
C000245022 [Member] | Sony Group Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%	[9]
C000245022 [Member] | Kioxia Holdings Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%	[9]
C000245022 [Member] | Sumitomo Mitsui Financial Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%	[9]
C000245022 [Member] | Recruit Holdings Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%	[9]
C000245022 [Member] | Advantest Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%	[9]
C000245022 [Member] | Mitsubishi UFJ Financial Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%	[9]
C000245022 [Member] | Tokyo Electron Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%	[9]
C000245022 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.00%
C000245022 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.50%
C000245022 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.80%
C000245022 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.90%
C000245022 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000245022 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000245022 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000245022 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000245022 [Member] | Cash and Other Assets Less Liabilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000245022 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000245022 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000245022 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	98.10%
C000245022 [Member] | Cash and Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000245023 [Member]
Holdings [Line Items]
Percent of Net Asset Value	43.80%	[10]
C000245023 [Member] | DBS Group Holdings Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%	[10]
C000245023 [Member] | Mitsubishi UFJ Financial Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%	[10]
C000245023 [Member] | Tokyo Electron Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%	[10]
C000245023 [Member] | Samsung Electronics Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%	[10]
C000245023 [Member] | Taiwan Semiconductor Manufacturing Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.70%	[10]
C000245023 [Member] | Sumitomo Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[10]
C000245023 [Member] | SK Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%	[10]
C000245023 [Member] | Hana Financial Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%	[10]
C000245023 [Member] | Rio Tinto Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[10]
C000245023 [Member] | Singapore Telecommunications Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%	[10]
C000245023 [Member] | Other Countries [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000245023 [Member] | China Hong Kong [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.10%
C000245023 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000245023 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.60%
C000245023 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000245023 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.20%
C000245023 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000245023 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000245023 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000245023 [Member] | Cash and Other Assets Less Liabilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000245023 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000245023 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000245023 [Member] | SINGAPORE
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000245023 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	20.30%
C000245023 [Member] | INDIA
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000245023 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	19.50%
C000245023 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	17.00%
C000245023 [Member] | AUSTRALIA
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000245023 [Member] | Cash and Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000247849 [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.60%	[11]
C000247849 [Member] | Bandhan Bank Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%	[11]
C000247849 [Member] | Eugene Technology Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%	[11]
C000247849 [Member] | Elite Material Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%	[11]
C000247849 [Member] | Hugel Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%	[11]
C000247849 [Member] | Legend Biotech Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%	[11]
C000247849 [Member] | Gold Circuit Electronics Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%	[11]
C000247849 [Member] | Cartrade Tech Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%	[11]
C000247849 [Member] | Astor Transformator Enerji Turizm Insaat Ve Petrol Sanayi Ticaret AS [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%	[11]
C000247849 [Member] | Radico Khaitan Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%	[11]
C000247849 [Member] | ASPEED Technology Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%	[11]
C000247849 [Member] | Other Countries [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000247849 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.50%
C000247849 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.70%
C000247849 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000247849 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.30%
C000247849 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000247849 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000247849 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000247849 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000247849 [Member] | Cash and Other Assets Less Liabilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000247849 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000247849 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000247849 [Member] | INDIA
Holdings [Line Items]
Percent of Net Asset Value	21.60%
C000247849 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	13.10%
C000247849 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	23.40%
C000247849 [Member] | GREECE
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000247849 [Member] | HONG KONG
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000247849 [Member] | VIET NAM
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000247849 [Member] | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000247849 [Member] | CHINA
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000247849 [Member] | CHILE
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000247849 [Member] | TÜRKIYE
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000247849 [Member] | Cash and Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000247850 [Member]
Holdings [Line Items]
Percent of Net Asset Value	46.20%	[12]
C000247850 [Member] | Advanced Micro Fabrication Equipment Inc China [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%	[12]
C000247850 [Member] | ASMPT Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%	[12]
C000247850 [Member] | Beijing Huafeng Test And Control Technology Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%	[12]
C000247850 [Member] | Yantai Jereh Oilfield Services Group Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%	[12]
C000247850 [Member] | Kingboard Laminates Holdings Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%	[12]
C000247850 [Member] | Acter Technology Integration Group Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%	[12]
C000247850 [Member] | Jiangsu Boqian New Materials Stock Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%	[12]
C000247850 [Member] | Wasion Holdings Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%	[12]
C000247850 [Member] | Neway Valve Suzhou Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%	[12]
C000247850 [Member] | Shenzhen Megmeet Electrical Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%	[12]
C000247850 [Member] | China Hong Kong [Member]
Holdings [Line Items]
Percent of Net Asset Value	80.30%
C000247850 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.40%
C000247850 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	49.90%
C000247850 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000247850 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000247850 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000247850 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000247850 [Member] | Cash and Other Assets Less Liabilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000247850 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000247850 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000247850 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000247850 [Member] | Cash and Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%

[1]	Excludes short-term securities, if any.
[2]	Excludes short-term securities, if any.
[3]	Excludes short-term securities, if any.
[4]	Excludes short-term securities, if any.
[5]	Excludes short-term securities, if any.
[6]	Excludes short-term securities, if any.
[7]	Excludes short-term securities, if any.
[8]	Excludes short-term securities, if any.
[9]	Excludes short-term securities, if any.
[10]	Excludes short-term securities, if any.
[11]	Excludes short-term securities, if any.
[12]	Excludes short-term securities, if any.